EV Classic
                                    National
                                Limited Maturity
                                 Tax Free Fund

                         Semi-Annual Shareholder Report
                               September 30, 1995




                               Investment Adviser
                                  of National
                      Limited Maturity Tax Free Portfolio
                         Boston Management and Research
                               24 Federal Street
                                Boston, MA 02110

                                Administrator of
                              EV Classic National
                         Limited Maturity Tax Free Fund
                             Eaton Vance Management
                               24 Federal Street
                                Boston, MA 02110

                             Principal Underwriter
                         Eaton Vance Distributors, Inc.
                               24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                   Custodian
                         Investors Bank & Trust Company
                               24 Federal Street
                                Boston, MA 02110

                                 Transfer Agent
                      The Shareholder Services Group, Inc.
                                     BOS725
                                 P.O. Box 1559
                                Boston, MA 02104

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Classic National
  Limited Maturity Tax Free Fund
24 Federal Street
Boston, MA 02110                  C-LNASRC

                                To Shareholders

EV Classic National Limited Maturity Tax Free Fund had a total return of 3.4% for the six months ended September 30, 1995, the result of a rise in net asset value per share to $9.66 on September 30, 1995 from $9.53 on March 31, 1995, and the reinvestment of $0.19 per share in dividends. That return does not include contingent deferred sales charges incurred by certain redeeming shareholders. Based on the Fund's most recent dividend and a net asset value of $9.66, the Fund had a distribution rate of 3.90% at September 30. To equal that in a taxable investment, a couple paying the 36% federal tax rate would need a yield of 6.09%.

A pattern of slow economic growth bodes well for all capital markets and particularly fixed-income markets, including municipal bonds. Indeed, municipal bonds performed well during the first nine months of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period, the tax-exempt market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated. However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon. In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.

Sincerely,

/s/ Thomas J. Fetter

Thomas J. Fetter
President
November 20, 1995

+ A portion of the Portfolio's income could be subject to Federal alternative minimum tax.

                             Management Discussion

An interview with Raymond E. Hender, Vice President, and Portfolio Manager of the National Limited Maturity Tax Free Portfolio.

    Q. Ray, how would you describe the market climate in recent months?

    R.H.: The economy has given a lot of mixed signals in recent months, and that has added some uncertainty to the market. On one hand, the economy continues to expand a bit. On the other hand, there is evidence that the economy is reaching a mature phase. Consumers appear to have nearly exhausted their borrowing power, and auto and home sales have flagged somewhat. Importantly, inflation has remained in check, in the 2% range. With inflation posing little threat, we feel interest rates should be stable-to-modestly lower for the foreseeable future.

    Q. What changes have you made to the Portfolio?

    R.H.: The Portfolio's objective of seeking to maximize income while limiting net asset volatility has remained unchanged. We did, however, slightly alter the make-up of the Portfolio to take advantage of a changing market.

                          ----------------------------
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                          |                          |
                          ----------------------------
                               Raymond E. Hender
                               -----------------

       From a credit standpoint, we've added to our holdings of non-rated bonds, which should provide some new opportunities for the Portfolio. We've also positioned the Portfolio's investments more evenly along the yield curve to take advantage of a flatter curve. That's preferable to concentrating on one area of the curve. In some cases, focusing on the short end alone results in minimizing income, while focusing on the long end may provide too much volatility. Given a flatter yield curve, we've been able to spread our investment to offer a measure of protection against getting caught at the wrong end.

       With a more constructive outlook for the market, we were comfortable in slightly increasing the Portfolio's exposure to interest rate changes. Accordingly, we've sold bonds with the lowest book yield and lowest durations and slightly increased the Portfolio's average duration.

       Finally, from a quality standpoint, the Portfolio has maintained an average rating of AA. While the rating mix within the Portfolio is changing, our credit standards remain the same.

    Q. What is the advantage of investing in non-rated bonds?

    R.H.: Non-rated bonds may provide some unusual opportunties for investors.
       Eaton Vance has added to its analytical staff in recent months and has thereby enhanced its research capabilities. We can now provide the intensive research and constant monitoring that non-rated issues demand. In addition to providing opportunities to enhance the Portfolio's yield, investing in non-rated bonds represents a further diversification of the Portfolio. For example, insured issues - which now represent 40% of the market - are insured by only five major insurance companies. By including bonds with so-called "stand-alone ratings" - those without third-party ratings - we are diversifying away from these monoline insurers. I think that's a positive development for the Portfolio.

    Q. What changes have you made from a sector standpoint?

    R.H.: As just mentioned, we've lightened up on the insured sector a bit.
       We've also somewhat reduced the Portfolio's exposure to solid waste bonds and electric utilities. Finally, we have become more selective with respect to hospitals and the healthcare sector.

       The solid waste sector tends to be very project-specific. Recent court rulings have eliminated floor supports for some of these projects, so there will be winners and losers in the resource recovery field. We're focusing on projects we believe will benefit from these rulings. In the electric utility sector, the onset of wholesale wheeling has reduced the credit quality of some utilities, as large customers choose less costly alternatives.

    Q. Why have you been reducing your hospital exposure?

    R.H.: The hospital sector has become more competitive with shifting demographics and rising pressure to reduce health care costs. In a tougher competitive environment, some hospitals will emerge with a larger market share, while others will face a bleak future. We've tried to focus on those hospitals and alternative health care facilities, such as assisted living centers, that will be among the beneficiaries of the newly competitive climate.

    Q. What kind of hospitals are you looking at?

    R.H.: We look for hospitals that have especially favorable demographics.
       Others may have a unique market niche, such as rehabilitation or organ transplants. Finally, we look for hospitals that have formed strategic alliances with health maintenace organizations (HMOs). It's clear that HMOs represent the wave of the future for health care. The hospitals that have formed these alliances, or have merged with other institutions, have managed to sharply reduce their cost structures. As a result, we believe they can deliver health care more efficiently while eliminating waste.

    Q. Looking ahead, Ray, what is your outlook for the market?

    R.H.: Because of investors' flat tax concerns - which are greatly exaggerated in my view - the municipal market has lagged the Treasury market in 1995. But 10-year municipal bonds still offer yields that are nearly 83% of the 30-year muni yields, according to Bloomberg Financial, representing value in the intermediate range. As we noted earlier, the economy shows signs of maturing, usually a favorable time to consider bonds. And, a flat yield curve typically signals value in the intermediate range.

       If the Federal Reserve chooses to lower interest rates, as has been rumored for many months, the outlook for bonds could improve further. Naturally, past trends don't always provide a clue to future performance. But, in my view, fixed-income investors who want to limit their volatility while enjoying a competitive level of tax-free income, should consider the intermediate-term market.

-------------------------------------------------------------------------------

The National Economy:
The nation's economy continues to grow at a moderate, albeit uneven pace, amid signs that the expansion is reaching a mature phase. The manufacturing sector paused at mid-year, with production slowing in the second quarter amid a jump in inventories. The third quarter was more robust than expected, with GDP rising 4.2%. However, the consensus remains that the economy will continue to avoid excesses and that inflation will remain under control. Recent reports have suggested that retail sales and auto sales are lagging, while the leading indicators have weakened somewhat as well. With the Fed having apparently successfully engineered its soft landing, the market increasingly anticipates lower interest rates in the future.

                              -------------------------------------------------
                              |              Portfolio Overview               |
                              |              Based on market value as of      |
                              |              September 30, 1995               |
                              | [Map of                                       |
                              |   USA]       Number of issues..............94 |
                              |              Average quality..............AA- |
                              |              Investment grade...........89.7% |
                              |              Effective maturity.....5.55 yrs. |
                              |                                               |
                              | Largest sectors:                              |
                              |   General obligations...................20.5% |
                              |   Education revenue.....................12.6  |
                              |   Utility revenue........................8.8  |
                              |   Industrial development revenue.........8.2  |
                              |   Housing................................5.0  |
                              |                                               |
                              -------------------------------------------------
4

              EV Classic National Limited Maturity Tax Free Fund
                              Financial Statements

                       Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                         September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investment in National Limited Maturity Tax Free Portfolio, at value
  (Note 1A)
   (identified cost, $16,202,396)                                                          $16,173,471
 Receivable for Fund shares sold                                                                10,000
 Receivable from the Administrator (Note 4)                                                     32,652
 Deferred organization expenses (Note 1D)                                                       24,227
                                                                                             ----------
      Total assets                                                                         $16,240,350
Liabilities:
 Dividends payable                                                              $14,110
 Payable to affiliates--
  Trustees' fees                                                                     43
  Custodian fee                                                                      84
 Accrued expenses                                                                10,727
                                                                                   ----
      Total liabilities                                                                         24,964
                                                                                             ----------
Net Assets for 1,678,863 shares of beneficial interest outstanding                         $16,215,386
                                                                                             ==========
Sources of Net Assets:
 Paid-in capital                                                                           $17,059,053
 Accumulated net realized loss on investment and financial futures
   transactions (computed on the basis of identified cost)                                    (814,887)
 Accumulated undistributed net investment income                                                   145
 Unrealized depreciation of investments from Portfolio (computed on the basis
  of identified cost)                                                                          (28,925)
                                                                                             ----------
      Total                                                                                $16,215,386
                                                                                             ==========
Net Asset Value, Offering Price and Redemption Price (Note 6) Per Share
  ($16,215,386 / 1,678,863 shares of beneficial interest outstanding)                      $      9.66
                                                                                             ==========

                       See notes to financial statements

                           Statement of Operations
--------------------------------------------------------------------------------
               Six Months Ended September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B):
 Interest income allocated from Portfolio                                           $480,094
 Expenses allocated from Portfolio                                                   (48,973)
                                                                                      -------
    Net investment income from Portfolio                                            $431,121
Expenses--
 Compensation of Trustees not members of the
   Administrator's organization                                         $    378
 Custodian fees (Note 4)                                                   1,506
 Distribution fees (Note 5)                                               77,473
 Transfer and dividend disbursing agent fees                               5,773
 Printing and postage                                                     19,047
 Legal and accounting services                                             9,770
 Registration costs                                                        5,611
 Amortization of organization expenses (Note 1D)                             626
 Miscellaneous                                                             2,856
                                                                           -----
    Total expenses                                                      $123,040
 Deduct preliminary allocation of expenses to the Administrator
  (Note 4)                                                                32,652
                                                                           -----
      Net expenses                                                                    90,388
                                                                                      -------
        Net investment income                                                       $340,733
                                                                                      -------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) from Portfolio--
  Investment transactions (identified cost basis)                       $ 79,871
  Financial futures contracts                                            (86,237)
                                                                           -----
    Net realized loss                                                               $ (6,366)
 Change in unrealized appreciation of investments                                    242,060
                                                                                      -------
      Net realized and unrealized gain                                              $235,694
                                                                                      -------
        Net increase in net assets from operations                                  $576,427
                                                                                      =======

                       See notes to financial statements
6

                     Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Six Months Ended
                                                                  September 30, 1995      Year Ended
                                                                      (Unaudited)       March 31, 1995
                                                                   ------------------   --------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                                               $   340,733        $    942,641
  Net realized loss on investments                                         (6,366)           (796,469)
  Change in unrealized appreciation of investments                        242,060             617,396
                                                                   -----------------       ------------
   Net increase in net assets from operations                         $   576,427        $    763,568
                                                                   -----------------       ------------
 Distributions to shareholders (Note 2)--
  From net investment income                                          $  (340,692)       $   (942,641)
  In excess of net investment income                                          --             (115,101)
                                                                   -----------------       ------------
   Total distributions to shareholders                                $  (340,692)       $ (1,057,742)
                                                                   -----------------       ------------
 Transactions in shares of beneficial interest (Note 3)--
  Proceeds from sales of shares                                       $ 1,808,630        $ 17,501,074
  Net asset value of shares issued to shareholders in payment
   of distributions declared                                              220,225             703,136
  Cost of shares redeemed                                              (5,978,719)        (24,026,115)
                                                                   -----------------       ------------
   Decrease in net assets from Fund share transactions                $(3,949,864)       $ (5,821,905)
                                                                   -----------------       ------------
    Net decrease in net assets                                        $(3,714,129)       $ (6,116,079)

Net Assets:
 At beginning of period                                                19,929,515          26,045,594
                                                                   -----------------       ------------
 At end of period (including undistributed net investment
  income of $145 and $104, respectively)                              $16,215,386        $ 19,929,515
                                                                   =================       ============

                       See notes to financial statements

                             Financial Highlights
--------------------------------------------------------------------------------

                                                              Six Months Ended        Year Ended March 31,
                                                             September 30, 1995     --------------------------
                                                                 (Unaudited)            1995          1994**
                                                              ------------------   --------------   ---------
Net asset value, beginning of period                               $ 9.530            $ 9.550         $10.000
                                                              -----------------      ------------      -------
Income from operations:
 Net investment income                                             $ 0.189            $ 0.375         $ 0.104
 Net realized and unrealized gain (loss) on investments              0.130              0.026+++       (0.421)
                                                              -----------------      ------------      -------
  Total income (loss) from operations                              $ 0.319            $ 0.401         $(0.317)
                                                              -----------------      ------------      -------
Less distributions:
 From net investment income                                        $(0.189)           $(0.375)        $(0.104)
 In excess of net investment income                                    --              (0.046)         (0.029)
                                                              -----------------      ------------      -------
  Total distributions                                              $(0.189)           $(0.421)        $(0.133)
                                                              -----------------      ------------      -------
Net asset value, end of period                                     $ 9.660            $ 9.530         $ 9.550
                                                              =================      ============      =======
Total return (1)                                                      3.39%              4.35%          (3.32)%
Ratios/Supplemental Data*:
 Net assets, end of period (000 omitted)                           $16,215            $19,930         $26,046
 Ratio of net expenses to average daily net assets (2)                1.63%+             1.57%           1.53%+
 Ratio of net investment income to average daily net
  assets                                                              3.96%+             4.01%           3.10%+

*For the period from the start of business, December 8, 1993, to March 31, 1994, for the year ended March 31, 1995, and for the six months ended September 30, 1995, the operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share                $ 0.171   $ 0.353    $ 0.093
                                                  ====      ====      ======
Ratios (As a percentage of average daily
 net assets):
 Expenses (2)                                     2.01%+    1.81%      1.87%+
 Net investment income                            3.58%+    3.77%      2.76%+

 ** For the period from the start of business, December 8, 1993, to March 31,
    1994.
  + Computed on an annualized basis.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Computed on a nonannualized basis.
(2) Includes the Fund's share of National Limited Maturity Tax Free Portfolio's allocated expenses.

                       See notes to financial statements
8

                        Notes to Financial Statements
                                 (Unaudited)
--------------------------------------------------------------------------------
(1) Significant Accounting Policies

EV Classic National Limited Maturity Tax Free Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the National Limited Maturity Tax Free Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.5% at September 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Valuations of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes--The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $283,163 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which will otherwise be necessary to relieve the Fund of any liability for federal income taxes. Such capital loss carryover will expire on March 31, 2002 ($1,059) and March 31, 2003 ($282,104). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses--Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Other--Investment transactions are accounted for on a trade date basis.

F. Interim Financial Information--The interim financial statements relating to September 30, 1995 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1996 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

--------------------------------------------------------------------------------
(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Six Months Ended
                                         September 30, 1995     Year Ended
                                            (unaudited)       March 31, 1995
                                         ------------------   --------------
Sales                                         188,380            1,838,806
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                               22,955               74,432
Redemptions                                  (624,028)          (2,549,447)
                                             --------           ----------
  Net decrease                               (412,693)            (636,209)
                                             ========           ==========

--------------------------------------------------------------------------------
(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $32,652 of expenses related to the operation of the Fund were allocated, on a preliminary basis, to EVM.

Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------
(5) Distribution Plan

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $64,561 to or payable to EVD for the six months ended September 30, 1995, representing 0.75% (annualized) of average daily net assets. At September 30, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $3,084,000.

In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed 0.15% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended September 30, 1995, in the amount of $12,912. EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.15%, annualized, of the assets maintained in the Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.15% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.15% per annum of the Funds' average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain officers and Trustees of the Fund and Portfolio are officers or directors of EVD.

--------------------------------------------------------------------------------
(6) Contingent Deferred Sales Charges

For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds Distribution Plan. CDSC received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 1995, EVD received aproximately $6,300 of CDSC paid by shareholders.

--------------------------------------------------------------------------------
(7) Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1995, aggregated $1,990,701 and $6,409,383, respectively.

                                  National Limited Maturity Tax Free Portfolio
                                            Portfolio of Investments
                                               September 30, 1995
                                                   (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                          Tax-Exempt Investments--100%
----------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                           Principal
           Standard          Amount
Moody's    & Poor's      (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          Education Revenue--12.6%
Aa           NR              $1,500       Arizona Educational Loan Marketing Corporation,
                                            (AMT), 6.00%, 9/1/01                                   $  1,570,365
A            NR               1,000       Arizona Student Loan Acquisition Authority, (AMT),
                                            7.625%, 5/1/10                                            1,094,240
Baa          NR                 500       Louisiana Public Facilities Authority, Louisiana
                                            Association of Independent Colleges & Universities,
                                            6.20%, 12/1/99                                              508,535
A            NR               1,970       Louisiana Public Facilities Authority Student Loan
                                            Revenue Bonds, (AMT), 7.00%, 9/1/06                       2,070,982
A            A-               1,275       Massachusetts Industrial Financing Agency, Clark
                                            University, 6.80%, 7/1/06                                 1,397,324
A1           A+               1,730       Massachusetts Health and Educational Facilities
                                            Authority, Tufts University Issue, 7.40%, 8/1/18          1,864,715
Aa           AA               1,615       Metropolitan Government Nashville & Davidson
                                            Counties, Tennessee, Health & Education Facilities,
                                            (Vanderbilt Univ.), 7.625%, 5/1/08                        1,754,003
Aaa          NR               1,000       The New England Education Loan Marketing Corporation,
                                            5.80%, 3/1/02                                             1,045,020
Baa1         BBB+               250       New York Dormitory Authority, State University
                                            Education Facilities, 7.00%, 5/15/02                        269,645
A1           A+               1,000       State of New York Dormitory Authority, University of
                                            Rochester, 6.50%, 7/1/09                                  1,037,690
A1           AA               1,000       Texas A & M University Revenue Bonds, 7.00%, 5/15/09        1,085,070
A            NR               1,610       The State of Texas, Texas College Student Loan Senior
                                            Lien, 7.45%, 10/1/06                                      1,739,331
Aa1          AA               2,000       University of Texas Financing System, 7.00%, 8/15/07        2,228,740
NR           AA               1,500       Wyoming Student Loan Corporation, 6.25%, 12/1/99            1,556,385
                                                                                                     -----------
                                                                                                   $ 19,222,045
                                                                                                     -----------
                                          Escrowed--3.7%
Aaa          AAA             $1,720       Corpus Christi TX, (FGIC), Prerefunded to 3/1/02,
                                            6.70%, 3/1/08                                          $  1,908,340
Aaa          A+               2,000       The Commonwealth of Massachusetts, Prerefunded to
                                            8/1/01, 6.75%, 8/1/06                                     2,248,060
Aaa          AAA              1,350       Schuykill County, Pennsylvania, Redevelopment
                                            Authority, (AMBAC), Prerefunded to 6/1/01,
                                            6.75%, 6/1/02                                             1,491,926
                                                                                                     -----------
                                                                                                   $  5,648,326
                                                                                                     -----------
                                          General Obligations--20.5%
Aa           AA              $2,150       Arlington, Texas, Permanent Improvement,
                                            6.00%, 8/15/01                                         $  2,325,956
Aaa          AAA              1,500       Austin Independent School District of Travis County,
                                            Texas, 5.20%, 8/1/01                                      1,556,280
12

----------------------------------------------------------------------------------------------------------------
                                            Tax-Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                            Principal
           Standard          Amount
Moody's    & Poor's       (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          General Obligations--(Continued)
Aaa          AA+              1,500       Baltimore County, Maryland, 6.00%, 7/1/05                   1,624,275
NR           NR               1,000       Cleveland, Ohio, City School District, 6.50%, 6/15/97       1,005,120
Aaa          AAA              1,000       Dallas County, Texas, Unlimited Tax (Road
                                            Improvement), 6.50%, 8/15/08                              1,072,200
Aa1          AAA              2,000       City of Dallas, Texas (Dallas, Denton and Collin
                                            Counties), 5.90%, 2/15/01                                 2,133,960
Ba1          BBB              5,000       City of Detroit, Michigan, 6.50%, 4/1/02                    5,206,200
Ba1          BBB                460       City of Detroit, Michigan, 6.75%, 4/1/03                      485,387
Aaa          AA+              1,000       State of Georgia, 6.00%, 3/1/04                             1,092,290
Aa           AA               2,225       Harris County, Texas, 0.00%, 10/1/08                        1,095,501
A1           AA-              3,500       State of Rhode Island and Providence Plantations,
                                            6.00%, 5/15/01                                            3,746,925
Aa           AA               1,200       Texas Public Finance Authority, 5.375%, 10/1/00             1,251,372
Aa           AA               3,000       State of Texas, Veterans Program, (AMT), 7.625%,
                                            12/1/13                                                   3,311,160
Aa           AA               1,000       City of Tulsa, Oklahoma, 6.20%, 6/1/03                      1,077,610
NR           NR               3,950       Youngstown, Ohio County School District, 6.40%,
                                            7/1/00                                                    4,082,878
                                                                                                     -----------
                                                                                                   $ 31,067,114
                                                                                                     -----------
                                          Health Care--2.3%
Baa          BBB             $1,500       Colorado Health Facilities Authority, (Rocky Mountain
                                            Adventist Project), 6.00%, 2/1/98                      $  1,516,665
NR           NR                 475       Vermont Industrial Development Authority, (Wake
                                            Robins Corp Project), 8.00%, 4/1/99                         485,417
NR           NR               1,550       St. Tammany Public Trust Finance Authority,
                                            Louisiana, (Christwood Project), 8.75%, 11/15/05          1,534,438
                                                                                                     -----------
                                                                                                   $  3,536,520
                                                                                                     -----------
                                          Hospitals--3.1%
A1           AA-             $1,500       Anchorage, Alaska, Hospital Revenue Bonds, (Sisters
                                            of Providence Project), 6.75%, 10/1/00                 $  1,620,870
A1           AA-              1,400       California Health Facilities Financing Authority,
                                            (Sisters of Providence), 7.50%, 10/1/10                   1,547,938
NR           BBB+               575       County of Lucas, Ohio, Hospital Facilities (Flower
                                            Hospital) 5.70%, 12/1/00                                    575,966
NR           BBB+               425       County of Lucas, Ohio, Hospital Facilities (Flower
                                            Hospital) 5.80%, 12/1/01                                    427,801
Baa1         BBB                500       Massachusetts Health and Educational Facilities
                                            Authority, (Sisters of Providence Health System),
                                            6.00%, 11/15/00                                             519,315
                                                                                                     -----------
                                                                                                   $  4,691,890

                                                                              13

----------------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                            Principal
           Standard          Amount
Moody's    & Poor's       (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          Housing--5.0%
Aa           AA+             $3,390       Minnesota Housing Finance Agency, (Single Family
                                            Mortgage Bonds), (FHA), 7.55%, 7/1/04                  $  3,599,943
NR           A+               1,000       New Jersey Housing and Mortgage Finance Agency,
                                            6.40%, 11/1/02                                            1,057,500
Aa           AA               2,895       Wyoming Community Development Agency, (Single Family
                                            Mortgage Bonds), (FHA/VA Mortgages), (AMT), 7.20%,
                                            6/1/10                                                    3,066,645
                                                                                                     -----------
                                                                                                   $  7,724,088
                                                                                                     -----------
                                          Industrial Development Revenue--8.2%
Baa1         NR              $  400       Jackson, Alabama, Industrial Development Board, Solid
                                            Waste Disposal (Boise Cascade), 7.875%, 8/1/00         $    414,468
NR           NR               5,325       Jackson, Tennessee, Industrial Development Board,
                                            Solid Waste Disposal (Owens-Corning Fiberglass),
                                            (AMT), 6.25%, 3/31/04                                     5,384,267
Baa2         BBB              2,000       Memphis-Shelby County, Tennessee, Airport, (Federal
                                            Express), 6.75%, 9/1/12                                   2,089,580
NR           A-               1,115       Ohio Economic Development Commission, (Ohio
                                            Enterprise Board), (AMT), 5.60%, 6/1/02                   1,121,668
NR           A+                 300       Ohio Industrial Development Revenue Bonds, (Specko
                                            Corporation) (AMT), 6.25%, 6/1/00                           306,270
B1           BB+              2,075       Polk County Florida, Industrial Development
                                            Authority, (IMC Fertilizer), (AMT), 7.525%, 1/1/15        2,168,002
A1           A-               1,000       Richland County, South Carolina, Pollution Control
                                            Revenue (Union Camp Corporation Project), 5.875%,
                                            11/1/02                                                   1,059,490
                                                                                                     -----------
                                                                                                   $ 12,543,745
                                                                                                     -----------
                                          Insured Transportation--1.8%
Aaa          AAA             $1,100       Metropolitan Washington D.C. Airport Authority,
                                            (MBIA), 7.60%, 10/1/14                                 $  1,211,342
Aaa          AAA              1,500       Port of Houston Authority of Harris County, Texas,
                                            (MBIA) 5.75%, 5/1/02                                      1,545,690
                                                                                                     -----------
                                                                                                   $  2,757,032
                                                                                                     -----------
                                          Insured Education--3.5%
Aaa          AAA             $1,000       Alabama A&M University, (MBIA), 6.00%, 7/1/05            $  1,076,700
Aaa          AAA              2,150       Illinois State University Auxiliary Facilities
                                            System, (MBIA), 6.20%, 4/1/01                             2,314,174
Aaa          AAA              1,840       Pennsylvania State Higher Education Assistance
                                            Agency, (FGIC), 6.80%, 12/1/00                            1,974,099
                                                                                                     -----------
                                                                                                   $  5,364,973
                                                                                                     -----------
                                          Insured General Obligations--4.4%
Aaa          AAA             $1,280       Corpus Christi, Texas, (FGIC), 6.70%, 3/1/08             $  1,389,952

14

----------------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------

Ratings (unaudited)
-------------------
                            Principal
           Standard          Amount
Moody's    & Poor's       (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          Insured General Obligations--(Continued)
Aaa          AAA              1,000       District of Columbia, (MBIA), 6.00%, 6/1/01                 1,058,770
Aaa          AAA              1,500       Grand Ledge, Michigan, Public School District,
                                            (MBIA), 7.875%, 5/1/11                                    1,773,315
Aaa          AAA              3,760       Maricopa County, Arizona, School District #28,
                                            (FGIC), 0.00%, 7/1/03                                     2,553,717
                                                                                                     -----------
                                                                                                   $  6,775,754
                                                                                                     -----------
                                          Insured Hospitals--3.9%
Aaa          AAA             $3,430       Connecticut Development Authority, (Hartford Hospital
                                            Real Estate Corporation Project), (MBIA), (AMT),
                                            6.875%, 10/1/06                                        $  3,709,065
Aaa          AAA              1,000       Kentucky Development Finance Authority, (St. Luke's
                                            Hospital) (MBIA), 7.30%, 10/1/03                          1,104,070
Aaa          AAA              1,000       Massachusetts Health & Education Facilities
                                            Authority, (Metro West Health Inc.), (AMBAC),
                                            5.70%, 11/15/01                                           1,059,620
                                                                                                     -----------
                                                                                                   $  5,872,755
                                                                                                     -----------
                                          Insured Housing--1.8%
Aaa          AAA             $1,610       Iowa Finance Authority, Single Family Mortgage,
                                            (AMBAC), 5.55%, 7/1/00                                 $  1,631,236
Aaa          AAA              1,460       Massachusetts State Housing Finance Authority,
                                            (AMBAC), (AMT), 6.00%, 1/1/04                             1,038,040
                                                                                                     -----------
                                                                                                   $  2,669,276
                                                                                                     -----------
                                          Insured Industrial Development Revenue--1.8%
Aaa          AAA             $1,500       Alabama Water Pollution Control Authority, Revolving
                                            Fund (AMBAC), 6.50%, 8/15/04                           $  1,576,965
Aaa          AAA              1,000       Illinois Development Finance Authority, Pollution
                                            Control Revenue, (Commonwealth Edison), (MBIA),
                                            7.25%, 6/1/11                                             1,091,560
                                                                                                     -----------
                                                                                                   $  2,668,525
                                                                                                     -----------
                                          Insured Lease Revenue/Certificates of
                                            Participation--2.2%
Aaa          AAA             $1,750       Anchorage, Alaska, Certificates of Participation,
                                            (BIGI), 7.55%, 2/15/98                                 $  1,806,718
Aaa          AAA              1,500       Texas State Public Finance Authority, (AMBAC), 5.60%,
                                            2/1/00                                                    1,571,280
                                                                                                     -----------
                                                                                                   $  3,377,998
                                                                                                     -----------
                                          Insured Utilities--2.2%
Aaa          AAA             $1,000       Intermountain Power Agency, Utah, (FGIC), 7.00%,
                                            7/1/15                                                 $  1,051,030
Aaa          AAA              2,150       Washington Public Power Supply System, Nuclear
                                            Project No. 3, (FGIC), 7.00%, 7/1/05                      2,335,954
                                                                                                     -----------
                                                                                                   $  3,386,984
                                                                                                     -----------

                                                                              15

Portfolio of Investments (Continued)

----------------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                            Principal
           Standard          Amount
Moody's    & Poor's       (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          Insured Special Tax--1.4%
Aaa          AAA             $1,000       Arizona State Transportation Board, (Maricopa County
                                            Area Regional Road Fund), (MBIA), 7.00%, 7/1/00        $  1,103,140
Aaa          AAA              1,000       Harris County Municipal Utility District No. 238,
                                            (MBIA), 6.00%, 9/1/09                                     1,016,310
                                                                                                     -----------
                                                                                                   $  2,119,450
                                                                                                     -----------
                                          Insured Water & Sewer--1.5%
Aaa          AAA             $1,000       Boston Water and Sewer Commission, (FSA), 5.50%,
                                            11/1/01                                                $  1,049,890
Aaa          AAA              1,170       City of Vallejo, California, (Water Improvement
                                            Project), (FGIC), 6.00%, 11/1/00                          1,254,813
                                                                                                     -----------
                                                                                                   $  2,304,703
                                                                                                     -----------
                                          Lease Revenue/Certificate of Participation--0.9%
NR           NR              $1,405       Los Angeles, California, Regional Airports
                                            Improvement Corporation, (Trans World Airlines
                                            Inc.), 6.125%, 5/15/00                                 $  1,395,868
                                                                                                     -----------
                                          Miscellaneous--2.0%
A            A+              $1,000       Metropolitan Pier and Exposition Authority of
                                            Illinois, McCormick Place Expansion Project, 5.75%,
                                            6/15/02                                                $  1,059,650
A            A+                 500       Metropolitan Pier and Exposition Authority of
                                            Illinois, McCormick Place Expansion Project, 5.90%,
                                            6/15/03                                                     535,005
Aa           AA               1,400       Virginia State Public School Authority, 6.00%, 8/1/01       1,510,908
                                                                                                     -----------
                                                                                                   $  3,105,563
                                                                                                     -----------
                                          Solid Waste--3.7%
NR           A+              $1,500       Fairfax County Economic Development Authority, (Ogden
                                            Martin Systems of Fairfax, Inc. Project), (AMT),
                                            7.75%, 2/1/11                                          $  1,643,985
NR           BBB-             2,120       New Jersey Economic Development Authority Heating &
                                            Cooling, (Trigen-Trenton Project), (AMT), 6.10%,
                                            12/1/04                                                   2,127,441
NR           NR               1,800       Pennsylvania Economic Development Authority, Resource
                                            Recovery, (Northampton), 6.75%, 1/1/07                    1,809,594
                                                                                                     -----------
                                                                                                   $  5,581,020
                                                                                                     -----------
                                          Transportation--4.0%
Baa          BB              $2,000       Denver, Colorado City & County Airport, (AMT), 7.00%,
                                            11/15/09                                               $  2,118,740
Aa           AA-              3,700       Los Angeles, California, Department of Airports,
                                            7.40%, 5/1/10                                             3,922,000
                                                                                                     -----------
                                                                                                   $  6,040,740
                                                                                                     -----------
                                          Utility Revenue--8.8%
Aa           AA              $1,545       Conservation and Renewable Energy System, Washington
                                            Conservation Project, 5.55%, 10/1/02                   $  1,609,396

16

----------------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                            Principal
           Standard          Amount
Moody's    & Poor's       (000 omitted)                         Security                                Value
----------------------------------------------------------------------------------------------------------------
                                          Utility Revenue--(Continued)
Aa3          AA-              1,000       Chicago, Illinois, Gas Supply Revenue Bonds, (The
                                            Peoples Gas Light and Coke Company Project), 7.50%,
                                            3/1/15                                                    1,106,290
Aa           AA               1,000       Intermountain Power Agency, Power Supply Revenue
                                            Bonds, 7.20%, 7/1/11                                      1,088,950
Aa1          AA               1,000       Jacksonville Electric Authority, St. John's River
                                            Power System, 6.75%, 10/1/05                              1,111,600
Aa2          AA               2,500       Jefferson County, Kentucky, Louisville Gas and
                                            Electric Company Project, 7.75%, 2/1/19                   2,711,875
Aa3          AA-              1,000       Joliet Illinois, Gas Supply Revenue, Peoples Gas
                                            Light & Coke, 8.00%, 6/1/99                               1,106,100
Aa           A+               1,000       Platte River Power Authority (Colorado), 6.50%,
                                            6/1/01                                                    1,052,420
Aa           AA-              1,000       Southern California Public Power Authority, 5.50%,
                                            7/1/12                                                      955,660
Aa           AA               1,000       Washington Public Power Supply System, Nuclear
                                            Project No. 3, 7.375%, 7/1/04                             1,109,940
Aa           AA               1,500       Washington Public Power Supply System, Nuclear
                                            Project No. 1, 7.50%, 7/1/15                              1,621,860
                                                                                                     -----------
                                                                                                   $ 13,474,091
                                                                                                     -----------
                                          Water & Sewer Revenue--0.7%
Aa           AA+             $1,000       Harris County, Texas, Flood Control District, 7.125%,
                                            10/1/00                                                $  1,122,347
                                                                                                     -----------
                                          Total Investments (identified cost, $148,688,833)        $152,450,807
                                                                                                     ===========

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 24.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.7% to 11.3% of total investments.

At September 30, 1995, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

             Texas                                              17%
             Others, representing less than 7% individually     83%

                      See notes to financial statements

                                  Financial Statements

                           Statement of Assets and Liabilities
---------------------------------------------------------------------------------------
                             September 30, 1995 (Unaudited)
---------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 1A)
  (identified cost, $148,688,833)                                          $152,450,807
 Cash                                                                           743,925
 Receivable for investments sold                                                382,076
 Interest receivable                                                          2,762,222
 Deferred organization expenses (Note 1D)                                         6,391
                                                                             -----------
      Total assets                                                         $156,345,421
Liabilities:
 Payable for investments purchased                           $2,524,835
 Payable to affiliates--
  Trustees' fees                                                  2,590
  Custodian fee                                                   1,353
 Accrued expenses                                                 3,599
                                                                -------
      Total liabilities                                                       2,532,377
                                                                             -----------
Net Assets applicable to investors' interest in Portfolio                  $153,813,044
                                                                             ===========
Sources of Net Assets:
 Net proceeds from capital contributions and withdrawals                   $150,051,070
 Unrealized appreciation of investments (computed on the
   basis of identified cost)                                                  3,761,974
                                                                             -----------
      Total                                                                $153,813,044
                                                                             ===========

                       See notes to financial statements
18

                                Statement of Operations
---------------------------------------------------------------------------------------
                     Six Months Ended September 30, 1995 (unaudited)
---------------------------------------------------------------------------------------
Investment Income:
 Interest income                                                             $4,481,895
 Expenses--
  Investment adviser fee (Note 2)                              $  375,074
  Compensation of Trustees not members of the Investment
  Adviser's
    organization                                                    6,248
  Custodian fees (Note 2)                                          37,833
  Legal and accounting services                                    23,028
  Amortization of organization expenses (Note 1D)                   1,237
  Miscellaneous                                                    23,351
    Total expenses                                             $  466,771
  Deduct reduction of custodian fee (Note 2)                        9,482
                                                                  -------
     Net expenses                                                               457,289
                                                                               ---------
      Net investment income                                                  $4,024,606
                                                                               ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss)--
  Investment transactions (identified cost basis)              $  751,633
  Financial futures contracts                                    (815,015)
                                                                  -------
   Net realized loss                                                         $  (63,382)
 Change in unrealized appreciation of--
  Investments                                                  $2,147,434
  Financial futures contracts                                     144,506
                                                                  -------
   Net change in unrealized appreciation                                      2,291,940
                                                                               ---------
    Net realized and unrealized gain                                         $2,228,558
                                                                               ---------
     Net increase in net assets from operations                              $6,253,164
                                                                               =========

                       See notes to financial statements

Financial Statements (Continued)

------------------------------------------------------------------------------------------------
                               Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------
                                                           Six Months Ended
                                                          September 30, 1995       Year Ended
                                                             (unaudited)         March 31, 1995
                                                           -----------------      --------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                                      $  4,024,606         $  8,797,304
  Net realized loss on investments                                (63,382)          (4,509,177)
  Change in unrealized appreciation of investments              2,291,940            4,668,165
                                                           -----------------      --------------
   Net increase in net assets from operations                $  6,253,164         $  8,956,292
                                                           -----------------      --------------
 Capital transactions--
  Contributions                                              $  8,039,635         $ 53,163,573
  Withdrawals                                                 (30,100,559)         (70,340,668)
                                                           -----------------      --------------
   Decrease in net assets resulting from capital
    transactions                                             $(22,060,924)        $(17,177,095)
                                                           -----------------      --------------
    Total decrease in net assets                             $(15,807,760)        $ (8,220,803)
Net Assets:
 At beginning of period                                       169,620,804          177,841,607
                                                           -----------------      --------------
 At end of period                                            $153,813,044         $169,620,804
                                                           =================      ==============

------------------------------------------------------------------------------------------------
                                        Supplementary Data
------------------------------------------------------------------------------------------------
                                                        Six Months Ended     Year Ended March 31,
                                                          September 30,      --------------------
                                                             1995**            1995       1994*
                                                        ----------------      ------     -------
Ratios (As a percentage of average daily net
  assets):
 Expenses                                                       0.58%+           0.53%       0.52%+
 Net investment income                                          4.99%+           5.02%       4.74%+
Portfolio Turnover                                                26%              56%         21%
Net Assets, end of period (000 omitted)                     $153,813         $169,621    $177,842
 +Annualized.
 *For the period from the start of business, May 3, 1993, to March 31,
  1994.
**Unaudited.

                       See notes to financial statements

                         Notes to Financial Statements
                                 (Unaudited)

--------------------------------------------------------------------------------
(1) Significant Accounting Policies

National Limited Maturity Tax Free Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes--The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses--Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts--Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Other--Investment transactions are accounted for on a trade date basis.

G. Interim Financial Information--The interim financial statements relating to September 30, 1995 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, the fee was equivalent to 0.47% of the Portfolio's average net assets for such period and amounted to $375,074. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company
(IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $9,482. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------
(4) Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $41,356,131 and $57,615,122, respectively.

--------------------------------------------------------------------------------
(5) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:


Aggregate cost                     $148,688,833
                                      ===========
Gross unrealized appreciation      $  3,954,214
Gross unrealized depreciation           192,240
                                      -----------
  Net unrealized appreciation      $  3,761,974
                                      ===========

--------------------------------------------------------------------------------
(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio had no such obligations outstanding at September 30, 1995.

Investment Management

EV Classic                   Officers                Independent Trustees
National                     Thomas J. Fetter        Donald R. Dwight
Limited Maturity             President               President, Dwight
Tax Free Fund                                        Partners, Inc. Chairman,
24 Federal Street            James B. Hawkes         Newspapers of New
Boston, MA 02110             Vice President,         England, Inc.
                             Trustee

                             Robert B. MacIntosh     Samuel L. Hayes, III
                             Vice President          Jacob H. Schiff
                                                     Professor of Investment
                             James L. O'Connor       Banking, Harvard
                             Treasurer               University Graduate
                                                     School of Business
                             Thomas Otis             Administration
                             Secretary
                                                     Norton H. Reamer
                                                     President and Director,
                                                     United Asset Management
                                                     Corporation

                                                     John L. Thorndike
                                                     Director, Fiduciary
                                                     Company Incorporated

                                                     Jack L. Treynor
                                                     Investment Adviser and
                                                     Consultant
                             -------------------------------------------------
National                     Officers                Independent Trustees
Limited Maturity Tax Free    Thomas J. Fetter        Donald R. Dwight
Portfolio                    President               President, Dwight
24 Federal Street                                    Partners, Inc. Chairman,
Boston, MA 02110             James B. Hawkes         Newspapers of New
                             Vice President,         England, Inc.
                             Trustee

                             Robert B. MacIntosh     Samuel L. Hayes, III
                             Vice President          Jacob H. Schiff
                                                     Professor of Investment
                             Raymond E. Hender       Banking, Harvard
                             Vice President and      University Graduate
                             Portfolio Manager       School of Business
                                                     Administration
                             James L. O'Connor
                             Treasurer
                                                     Norton H. Reamer
                             Thomas Otis             President and Director,
                             Secretary               United Asset Management
                                                     Corporation

                                                     John L. Thorndike
                                                     Director, Fiduciary
                                                     Company Incorporated

                                                     Jack L. Treynor
                                                     Investment Adviser and
                                                     Consultant